Consolidated Income Statement (unaudited) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenue	$ 1,503	$ 3,594
Research & development	(5,744)	(9,328)
Manufacturing commercialization	(4,866)	(7,537)
Management and administration	(6,898)	(5,878)
Fair value remeasurement of contingent consideration	4,468	280
Fair value remeasurement of warrant liability	(401)
Other operating income and expenses	(504)	(178)
Finance costs	(4,497)	(3,660)
Loss before income tax	(16,939)	(22,707)
Income tax benefit/(expense)	55	62
Loss attributable to the owners of Mesoblast Limited	$ (16,884)	$ (22,645)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share	$ (0.0243)	$ (0.0349)
Diluted - losses per share	$ (0.0243)	$ (0.0349)